Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Schedule of Payments for Interest and Income Taxes	Payments for interest and income taxes were as follows:
	Years ended December 31,
	2024	2023
Interest	$—	$—
Income taxes	$—	$—